Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Profit for the year	$ 875,317	$ 504,225	$ 2,442
Adjustments:
Depreciation and amortization	57,640	34,171	32,092
Financing expenses, net	141,361	36,883	12,267
Share in (profit)/losses of associated companies, net	(1,250,149)	(160,894)	41,430
Gains on disposal of property, plant and equipment, net	0	(1,551)	(492)
Net change in fair value of derivative financial instruments	0	0	352
Losses/(gains) related to Qoros	251,483	(309,918)	7,813
Losses/(gains) related to ZIM	204	(43,505)	0
Recovery of retained claims	0	(9,923)	(30,000)
Share-based payments	18,369	1,110	1,546
Income taxes	4,325	6,145	22,022
Total adjustments	98,550	56,743	89,472
Change in trade and other receivables	(1,171)	(9,669)	4,338
Change in trade and other payables	(429)	45,061	(5,968)
Cash generated from operating activities	96,950	92,135	87,842
Dividends received from associated companies	143,964	(0)	0
Income taxes (paid)/refunded, net	(385)	61	(2,453)
Net cash provided by operating activities	240,529	92,196	85,389
Cash flows from investing activities
Short-term deposits and restricted cash, net	558,247	(501,618)	19,554
Investment in long-term deposits, net	51,692	6,997	(28,085)
Long-term advance deposits and prepaid expenses	(6,976)	(57,591)	0
Long term loan to an associate	(5,000)	0	0
Proceeds from sale of subsidiary, net of cash disposed off	0	407	880
Acquisition of subsidiary, less cash acquired	(659,169)	0	0
Acquisition of associated company, less cash acquired	(8,566)	0	0
Acquisition of property, plant and equipment	(231,235)	(74,456)	(34,141)
Acquisition of intangible assets	(1,452)	(368)	(258)
Proceeds from sale of property, plant and equipment and intangible assets	0	546	0
Reimbursement of right-of use asset	4,823	0	0
Interest received	269	709	2,469
Income tax paid	0	(32,332)	(5,629)
Deferred consideration in respect of acquisition of subsidiary	0	(13,632)	0
Payment of transactions in derivatives, net	(5,635)	(3,963)	(929)
Proceeds from sale of and distribution from associated companies	46,729	0	0
Proceeds from deferred payment		217,810	0
Proceeds from sales of interest in ZIM	67,087	0	0
Proceeds from sale of interest in Qoros	0	219,723	0
(Payment)/recovery of financial guarantee	(16,265)	6,265	10,963
Recovery of retained claims	0	9,923	30,196
Net cash used in investing activities	(205,451)	(221,580)	(4,980)
Cash flows from financing activities
Dividends paid to holders of non-controlling interests	(10,214)	(12,412)	(33,123)
Dividends paid	(100,209)	(120,115)	(65,169)
Investments of holders of non-controlling interests in the capital of a subsidiary	197,076	32	0
Costs paid in advance in respect of taking out loans	(4,991)	(8,556)	(1,833)
Payment of early redemption commission with respect to the debentures	(75,820)	(11,202)	0
Payment in respect of derivative financial instruments, net	(13,933)	0	0
Proceeds from issuance of share capital by a subsidiary to non-controlling interests, net of issuance expenses	142,334	216,844	76,400
Proceeds from long-term loans	343,126	73,236	0
Proceeds from issuance of debentures, net of issuance expenses	262,750	280,874	0
Repayment of long-term loans, debentures and lease liabilities	(562,016)	(130,210)	(28,235)
Short-term credit from banks and others, net	0	(134)	139
Acquisition of non-controlling interests	0	(7,558)	(413)
Interest paid	(31,523)	(24,989)	(21,414)
Net cash provided by/(used in) financing activities	146,580	255,810	(73,648)
Increase in cash and cash equivalents	181,658	126,426	6,761
Cash and cash equivalents at beginning of the year	286,184	147,153	131,123
Effect of exchange rate fluctuations on balances of cash and cash equivalents	6,702	12,605	9,269
Cash and cash equivalents at end of the year	$ 474,544	$ 286,184	$ 147,153